SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-Lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SL BIO LTD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of long-lived assets	$ 0	$ 0